UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2008

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 13, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		22
Form 13F Information Table Value Total:		119,783
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP 	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI SINGAPORE	CU	464286673	154	15860	SH		Sole				15860
ISHARES MSCI TAIWAN INDX	CU	464286731	125	11575	SH		Sole				11575
ISHARES MSCI HK IDX FD	CU	464286871	151	11435	SH		Sole				11435
ISHARES DJ SELECT DIV FD	CU	464287168	1831	34392	SH		Sole				34392
ISHARES TR COHEN & STEER	CU	464287564	6561	85566	SH		Sole				85566
ISHARES RUSSELL 1000 VALUE	CU	464287598	3452	54037	SH		Sole				54037
ISHARES TR RUSSELL 1000 GROWTH	CU	464287614	506	10423	SH		Sole				10423
ISHARES TR RUSSELL 1000 INDEX	CU	464287622	20804	327318	SH		Sole				327318
ISHARES TR RUSSELL 2000	CU	464287655	6782	99733	SH		Sole				99733
ISHARES TR RUSSELL 3000	CU	464287689	330	4791	SH		Sole				4791
ISHARES DJ US HOME CONST	CU	464288752	692	38514	SH		Sole				38514
VANGUARD EUROPE PAC ETF	CU	921943858	18561	527755	SH		Sole				527755
VANGUARD EMERGING MARKET	CU	922042858	2069	59688	SH		Sole				59688
VANGUARD REIT	CU	922908553	1288	21179	SH		Sole				21179
VANGUARD MID CAP	CU	922908629	565	9521	SH		Sole				9521
VANGUARD TOTAL STOCK MKT	CU	922908769	255	4366	SH		Sole				4366
BARCLAYS BANK IPATH ETN	CU	06738C778	659	12789	SH		Sole				12789
POWERSHS QQQ TRUST SER 1	CU	73935A104	3393	87191	SH		Sole				87191
S P D R TRUST UNIT SR 1	CU	78462F103	41331	356330	SH		Sole				356330
SPDR S&P INTERNATIONAL	CU	78463X871	3279	134364	SH		Sole				134364
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	6422	59261	SH		Sole				59261
VANGUARD FINANCIALS	CU	92204A405	574	14604	SH		Sole				14604